N-2 - USD ($)				3 Months Ended
		May 20, 2025	Apr. 28, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Cover [Abstract]
Entity Central Index Key		0001771226
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		RiverNorth Managed Duration Municipal Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%
Offering Expenses Borne by Common Shareholders of the Fund	0.13%
Dividend Reinvestment Plan Fees(2)	None

(1)	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.

(2)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.13%
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 39.64% of the Fund’s Managed Assets)
Management fee(3)	2.28%
Leverage costs(4)(5)(6)	2.43%
Other expenses	0.04%
Acquired fund fees and expenses(7)	2.08%
Total annual expenses	6.83%
(3)	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to the Subadviser for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. The Fund’s Managed Assets for the period represents the average daily net assets for the six-month period ended December 31, 2024 plus the leverage outstanding during the period as described in footnote (6). With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.28% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.64% of the Fund’s Managed Assets.
(4)	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.

(5)	The “Leverage costs” include the expenses associated with the Fund’s tender option bond transactions, including remarketing, administration and trustee services to a TOB Issuer.

(6)	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings and TOB transactions, expressed as a percentage of the Fund’s net assets as of December 31, 2024, based on interest rates in effect as of December 31, 2024. The table assumes the use of leverage from borrowings and the proceeds of TOB transactions representing, in the aggregate, 39.64% of Managed Assets at a weighted average annual expense to the Fund of 3.89%.

(7)	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 2.08% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	[3]	2.28%
Interest Expenses on Borrowings [Percent]	[4],[5],[6]	2.43%
Acquired Fund Fees and Expenses [Percent]	[7]	2.08%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.04%
Total Annual Expenses [Percent]		6.83%
Expense Example [Table Text Block]

Example (8)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses you would pay on a $1,000 investment in Common Shares in the offering, assuming (1) payment in year 1 of a commission of 1.00% on the investment and estimated offering costs of $141,418, (2) “Total annual expenses” of 6.83% of net assets in years 1 through 10, and (3) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$67	$197	$323	$617

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(8)	The example should not be considered a representation of future expenses and includes the expenses of the offering. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at the Common Share NAV and that the Fund is engaged in leverage of 39.64% of Managed Assets, assuming interest and fees on leverage of 2.43%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Fund’s borrowings, as well as interest and fees payable for the Fund’s TOB transactions. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	[8]	$ 67
Expense Example, Years 1 to 3	[8]	197
Expense Example, Years 1 to 5	[8]	323
Expense Example, Years 1 to 10	[8]	$ 617
Management Fee not based on Net Assets, Note [Text Block]		The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to the Subadviser for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. The Fund’s Managed Assets for the period represents the average daily net assets for the six-month period ended December 31, 2024 plus the leverage outstanding during the period as described in footnote (6). With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.28% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.64% of the Fund’s Managed Assets.
Acquired Fund Fees Estimated, Note [Text Block]		The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 2.08% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

	MARKET PRICE		NET ASSET VALUE		PREMIUM/(DISCOUNT) TO NET ASSET VALUE
Quarter Ended	High	Low	High	Low	High	Low
September 30, 2019	$20.70	$19.95	$20.38	$20.00	1.57%	-0.25%
December 31, 2019	$20.30	$19.34	$20.05	$20.38	1.25%	-5.10%
March 31, 2020	$21.21	$13.45	$20.76	$14.33	2.17%	-6.14%
June 30, 2020	$18.59	$16.15	$17.74	$16.76	4.77%	-3.64%
September 30, 2020	$17.70	$16.60	$18.48	$18.42	-4.22%	-9.88%
December 31, 2020	$18.01	$16.53	$19.45	$18.38	-7.40%	-10.07%
March 31, 2021	$19.15	$17.75	$20.03	$19.62	-4.39%	-9.53%
June 30, 2021	$20.40	$18.78	$20.65	$20.19	-1.21%	-6.98%
September 30, 2021	$21.57	$19.70	$20.35	$20.13	6.00%	-2.14%
December 31, 2021	$20.15	$19.24	$20.26	$19.93	-0.54%	-3.46%
March 31, 2022	$20.17	$16.77	$20.40	$18.02	-1.13%	-6.94%
June 30, 2022	$17.24	$14.80	$18.28	$16.12	-5.69%	-8.19%
September 30, 2022	$17.04	$14.30	$17.26	$15.77	-1.27%	-9.32%
December 31, 2022	$15.74	$13.50	$16.42	$14.91	-4.14%	-9.46%
March 31, 2023	$16.40	$14.81	$16.94	$16.18	-3.19%	-8.47%
June 30, 2023	$15.95	$14.67	$16.13	$16.06	-1.12%	-8.66%
September 30, 2023	$15.85	$13.70	$16.37	$14.73	-3.18%	-6.99%
December 31, 2023	$14.73	$12.42	$16.10	$14.37	-8.51%	-13.57%
March 31, 2024	$15.40	$14.10	$16.40	$16.13	-6.10%	-12.59%
June 30, 2024	$15.26	$14.52	$16.46	$16.14	-7.29%	-10.04%
September 30, 2024	$16.11	$15.13	$16.54	$16.35	-2.60%	-7.22%
December 31, 2024	$16.27	$14.42	$16.68	$16.15	-2.46%	-10.74%
March 31, 2025	15.19	14.27	16.29	15.47	-6.75%	-7.76%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of April 28, 2025:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund or for its account	Amount Outstanding Exclusive of Amount Shown under (3) As of April 28, 2025
Common Stock	50,000,000	None	19,739,628

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 14.27	$ 14.42	$ 15.13	$ 14.52	$ 14.10	$ 12.42	$ 13.70	$ 14.67	$ 14.81	$ 13.50	$ 14.30	$ 14.80	$ 16.77	$ 19.24	$ 19.70	$ 18.78	$ 17.75	$ 16.53	$ 16.60	$ 16.15	$ 13.45	$ 19.34	$ 19.95
Highest Price or Bid				15.19	16.27	16.11	15.26	15.40	14.73	15.85	15.95	16.40	15.74	17.04	17.24	20.17	20.15	21.57	20.40	19.15	18.01	17.70	18.59	21.21	20.30	20.70
Lowest Price or Bid, NAV				15.47	16.15	16.35	16.14	16.13	14.37	14.73	16.06	16.18	14.91	15.77	16.12	18.02	19.93	20.13	20.19	19.62	18.38	18.42	16.76	14.33	20.38	20.00
Highest Price or Bid, NAV				$ 16.29	$ 16.68	$ 16.54	$ 16.46	$ 16.40	$ 16.10	$ 16.37	$ 16.13	$ 16.94	$ 16.42	$ 17.26	$ 18.28	$ 20.40	$ 20.26	$ 20.35	$ 20.65	$ 20.03	$ 19.45	$ 18.48	$ 17.74	$ 20.76	$ 20.05	$ 20.38
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(6.75%)	(2.46%)	(2.60%)	(7.29%)	(6.10%)	(8.51%)	(3.18%)	(1.12%)	(3.19%)	(4.14%)	(1.27%)	(5.69%)	(1.13%)	(0.54%)	6.00%	(1.21%)	(4.39%)	(7.40%)	(4.22%)	4.77%	2.17%	1.25%	1.57%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.76%)	(10.74%)	(7.22%)	(10.04%)	(12.59%)	(13.57%)	(6.99%)	(8.66%)	(8.47%)	(9.46%)	(9.32%)	(8.19%)	(6.94%)	(3.46%)	(2.14%)	(6.98%)	(9.53%)	(10.07%)	(9.88%)	(3.64%)	(6.14%)	(5.10%)	(0.25%)
Share Price			$ 13.58
NAV Per Share			$ 14.85
Latest Premium (Discount) to NAV [Percent]			8.55%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			50,000,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			19,739,628

[1]	Represents the estimated maximum commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The management fee paid by the Fund to the Adviser is essentially an all-in fee structure (the “unified management fee”), including the fee paid to the Adviser for advisory, supervisory, administrative, shareholder servicing and other services. However, the Fund (and not the Adviser) will be responsible for certain additional fees and expenses, which are reflected in the table above, that are not covered by the unified management fee. The unified management fee also includes fees payable by the Adviser to the Subadviser for advisory services. The unified management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. The Fund’s Managed Assets for the period represents the average daily net assets for the six-month period ended December 31, 2024 plus the leverage outstanding during the period as described in footnote (6). With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage created by its borrowings and tender option bond transactions. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.40% of the Fund’s Managed Assets represents 2.28% of net assets attributable to Common Shares assuming the use of leverage in an amount of 39.64% of the Fund’s Managed Assets.
[4]	Interest and fees on leverage in the table reflect the cost to the Fund of borrowings and TOB transactions, expressed as a percentage of the Fund’s net assets as of December 31, 2024, based on interest rates in effect as of December 31, 2024. The table assumes the use of leverage from borrowings and the proceeds of TOB transactions representing, in the aggregate, 39.64% of Managed Assets at a weighted average annual expense to the Fund of 3.89%.
[5]	The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.
[6]	The “Leverage costs” include the expenses associated with the Fund’s tender option bond transactions, including remarketing, administration and trustee services to a TOB Issuer.
[7]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios for the most recent fiscal year of the Underlying Funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the Underlying Funds’ fees attributable to the Fund’s investments in shares of the Underlying Funds. The 2.08% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund intends to invest generally charge a management fee of 1.00% to 2.00%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[8]	The example should not be considered a representation of future expenses and includes the expenses of the offering. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at the Common Share NAV and that the Fund is engaged in leverage of 39.64% of Managed Assets, assuming interest and fees on leverage of 2.43%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Fund’s borrowings, as well as interest and fees payable for the Fund’s TOB transactions. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.